S000083961 [Member] Shareholder Fees - Nuveen Ultra Short Municipal Managed Accounts Portfolio - Common Shares	Jul. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%